Document and Entity Information - CAD	12 Months Ended
	Jul. 31, 2017	Sep. 26, 2017	Jan. 31, 2017
Document And Entity Information
Entity Registrant Name	QUARTZ MOUNTAIN RESOURCES LTD
Entity Central Index Key	0000811522
Document Type	20-F
Document Period End Date	Jul. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float			CAD 0
Entity Common Stock, Shares Outstanding		0
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017